PARTNERS' EQUITY - ATM Equity Issuance Program (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
		Apr. 01, 2015	Mar. 31, 2016	May 09, 2016	Mar. 31, 2017	May 19, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Partners' Equity
Net proceeds from issuance of common units	[1]				$ 71,000,000
Equity contribution	[2]									$ 2,000,000
Common units subject to rescission	[1]				64,000,000				$ 83,000,000
General Partner
Partners' Equity
Net proceeds from issuance of common units					$ 2,000,000
Equity contribution		$ 2,000,000								$ 2,000,000
TC PipeLines GP, Inc. | General Partner
Partners' Equity
Ownership interest in the Partnership (as a percent)		2.00%			2.00%		2.00%	2.00%	2.00%	2.00%	2.00%
ATM Equity Issuance Program
Partners' Equity
Net proceeds from issuance of common units	[2]								$ 84,000,000	$ 44,000,000	$ 73,000,000
ATM Equity Issuance Program | General Partner
Partners' Equity
Net proceeds from issuance of common units									$ 2,000,000	$ 1,000,000	$ 2,000,000
ATM Equity Issuance Program | Common units
Partners' Equity
Units sold					1,197,749	1,619,631			3,100,000	700,000	1,300,000
Net proceeds from issuance of common units					$ 69,000,000
Sales agent commissions					704,000				$ 2,000,000	$ 400,000	$ 1,000,000
Reclassification of common unit issuance subject to rescission, net (in units)			400,000	1,600,000
Common units subject to rescission									83,000,000
ATM Equity Issuance Program | TC PipeLines GP, Inc. | General Partner
Partners' Equity
Equity contribution					$ 2,000,000				$ 3,000,000	$ 1,000,000	$ 2,000,000

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[2]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).